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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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1.       Name and address of issuer:
         New England Variable Annuity Fund I
         c/o Metropolitan Life Insurance Company
         One Madison Avenue
         New York, NY 10010

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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                X

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3.       Investment Company Act File Number:   811-01930

         Securities Act File Number:  333-11137; 2-34420

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4(a).    Last day of fiscal year for which this Form is filed: December 31, 1998

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4(b).         Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).         Check box if this is the last time the issuer will be filing this
              Form.

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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):              $ 351,093
                                                                      ---------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:      $ 14,284,730
                                                           ------------

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to the
                  Commission:                              $      0
                                                           ------------

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                         - $14,284,730
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         (v)       Net sales -- if Item 5(i) is greater
                   than Item 5(iv) [subtract Item 5(iv)
                   from Item 5(i)]:                                $     0
                                                                    ----------

         (vi)      Redemption credits available for   $ 13,933,637
                   use in future years--if Item 5(i)    ----------
                   is less than Item 5(iv) [subtract
                   Item 5(iv) from Item 5(i)]:

         (vii)     Multiplier for determining registration           x .000278
                   fee (See Instruction C.9):                        ----------

         (viii)    Registration fee due [multiply Item 5(v) by     = $    0
                   Item 5(vii)] (enter "0" if no fee is due):         ---------

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6.       Prepaid Share

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   + $
                                                                      ----------

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8.       Total of the amount of the registration fee due plus any interest
         due [line 5(viii) plus line 7]:                           = $     0
                                                                      ----------

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

                  Method of Delivery:
                                          Wire Transfer
                                          Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                  By: /s/ Marie C. Swift
                                     ----------------------------
By (Signature and Title)                  Marie C. Swift
                                          Secretary to the Board of Managers

Date:  March 9, 1999

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